UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash flows from (used in) operating activities [abstract]
(Loss) / Profit before tax	€ (55,589)	€ (343,805)	€ 20,963
Depreciation and amortization	50,172	58,418	54,921
Net financial costs	12,544	11,773	16,189
Other non-cash items	(18,468)	(37)	4,477
Capital reorganization non-cash items	0	199,502	0
Net deductible financial income/(costs)	(1,122)	442	(2,870)
Income tax received / (paid)	(3,079)	127	(14,695)
Interest paid	(10,650)	(9,641)	(12,117)
Changes in working capital	(55,315)	25,444	(64,155)
Capital reorganization cash items	0	10,448	0
Net cash from / (used in) operating activities	(81,507)	(47,329)	2,713
Cash flows from (used in) investing activities [abstract]
Purchase of tangible assets	(988)	(1,067)	(2,001)
Purchase of intangible assets	(9,178)	(9,979)	(12,439)
Acquisition of subsidiaries net of cash acquired	(2,992)	0	0
Acquisition of non-current financial assets	(952)	(67)	(4,204)
Divestiture of non-current financial assets	127	2,147	81
Net cash from / (used in) investing activities	(13,983)	(8,966)	(18,563)
Cash flows from (used in) financing activities [abstract]
Proceeds from issuance of share capital	0	0	0
Acquisition of shares and NC-PECs issued by subsidiaries	0	0	(669)
Financing fee	0	(8,417)	0
Principal elements of lease payments	(6,038)	(7,342)	(8,059)
Dividends paid to non-controlling interests	0	0	(4,798)
Net cash from / (used in) in financing activities	(6,038)	83,236	(13,526)
Net foreign exchange difference	721	(2,299)	(1,233)
Net increase (decrease) in cash and cash equivalents	(100,807)	24,642	(30,609)
Cash and cash equivalents at beginning of period	182,783	226,139	104,072
Cash and cash equivalents at end of period	82,680	249,854	75,108
Supplemental Cash Flow Information [Abstract]
Net change in bank overdraft facilities	704	(927)	1,645
Long-term financing - Senior debt facility
Cash flows from (used in) financing activities [abstract]
Proceeds from loans and borrowings	0	630,000	0
Repayment of loans and borrowings	0	(630,000)	0
Revolving Credit Facility (RCF)
Cash flows from (used in) financing activities [abstract]
Proceeds from revolving credit facilities	0	177,991	0
Repayment of revolving credit facilities	€ 0	€ (78,996)	€ 0